Risks and Concentration - Summary of Customers with Greater than 10% of Accounts Receivables and Amounts Due from Related Parties (Details) - Accounts Receivables - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Customer A | Advertising and Marketing Customer
Concentration Risk [Line Items]
Concentration of accounts receivable percentage	29.00%	22.00%
Customer B | Advertising and Marketing Customer
Concentration Risk [Line Items]
Concentration of accounts receivable percentage	14.00%	11.00%
Customer C | Advertising and Marketing Customer (Related Party – Note 22)
Concentration Risk [Line Items]
Concentration of accounts receivable percentage		14.00%